UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21832
Investment Company Act File Number
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	242,575	$14,857,718
Lockheed Martin Corp.	136,645	10,268,872

		$25,126,590

Air Freight & Logistics — 0.6%
FedEx Corp.	127,742	$10,545,102

		$10,545,102

Automobiles — 0.3%
Bayerische Motoren Werke AG	92,419	$4,974,524

		$4,974,524

Beverages — 3.0%
Coca-Cola Co. (The)	287,455	$15,841,645
Diageo PLC	368,543	6,395,842
PepsiCo, Inc.	490,885	31,863,345

		$54,100,832

Biotechnology — 1.0%
Amgen, Inc.(1)	225,332	$12,287,354
Celgene Corp.(1)	110,323	6,084,313

		$18,371,667

Capital Markets — 3.5%
Credit Suisse Group AG	107,005	$4,850,259
Deutsche Bank AG	121,820	8,506,224
Goldman Sachs Group, Inc.	146,549	22,102,520
Northern Trust Corp.	217,208	10,206,604
State Street Corp.	286,832	11,163,502
UBS AG(1)	368,882	6,261,835

		$63,090,944

Commercial Banks — 5.9%
Banco Santander Central Hispano SA	832,171	$10,810,824
Barclays PLC	776,219	4,020,264
BNP Paribas	65,613	4,485,145
DnB NOR ASA	518,197	6,412,273
HSBC Holdings PLC	1,585,095	16,119,200
Intesa Sanpaolo SpA	1,070,988	3,534,840
Itau Unibanco Holding SA ADR	549,799	12,310,000
KeyCorp	846,871	7,164,529
PNC Financial Services Group, Inc.	201,517	11,968,095
U.S. Bancorp	379,185	9,062,521
Wells Fargo & Co.	775,220	21,496,851

		$107,384,542

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	457,498	$15,532,057

		$15,532,057

Communications Equipment — 2.6%
Cisco Systems, Inc.(1)	1,322,275	$30,504,884
Nokia Oyj ADR	285,578	2,715,847
QUALCOMM, Inc.	269,409	10,259,095
Telefonaktiebolaget LM Ericsson, Class B	377,635	4,166,885

		$47,646,711

Security	Shares	Value
Computers & Peripherals — 5.8%
Apple, Inc.(1)	198,910	$51,169,598
Hewlett-Packard Co.	479,050	22,055,462
International Business Machines Corp.	250,463	32,159,449

		$105,384,509

Consumer Finance — 0.6%
American Express Co.	251,154	$11,211,515

		$11,211,515

Diversified Financial Services — 3.5%
Bank of America Corp.	1,292,177	$18,142,165
Citigroup, Inc.(1)	1,674,600	6,865,860
JPMorgan Chase & Co.	949,694	38,253,674

		$63,261,699

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	781,555	$20,273,537
Frontier Communications Corp.	110,963	847,757
Verizon Communications, Inc.	462,272	13,433,624

		$34,554,918

Electric Utilities — 1.8%
American Electric Power Co., Inc.	373,824	$13,450,187
E.ON AG	537,135	16,065,779
Iberdrola SA	512,650	3,607,225

		$33,123,191

Electrical Equipment — 1.4%
ABB, Ltd.(1)	266,125	$5,371,940
Emerson Electric Co.	400,147	19,823,283

		$25,195,223

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	1,039,966	$18,844,184

		$18,844,184

Energy Equipment & Services — 1.4%
Halliburton Co.	403,543	$12,057,865
Schlumberger, Ltd.	234,891	14,013,597

		$26,071,462

Food & Staples Retailing — 2.4%
Carrefour SA	85,450	$3,928,553
CVS Caremark Corp.	347,693	10,670,698
Tesco PLC	629,574	3,860,773
Wal-Mart Stores, Inc.	493,478	25,261,139

		$43,721,163

Food Products — 2.9%
Danone	63,455	$3,556,967
Kellogg Co.	148,435	7,429,172
Nestle SA	691,185	34,163,165
Unilever NV	237,257	6,978,316

		$52,127,620

Health Care Equipment & Supplies — 1.5%
Covidien PLC	381,920	$14,253,255
Varian Medical Systems, Inc.(1)	90,362	4,987,982
Zimmer Holdings, Inc.(1)	148,585	7,873,519

		$27,114,756

Security	Shares	Value
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	390,007	$11,688,510
Cardinal Health, Inc.	166,519	5,373,568
Fresenius Medical Care AG & Co. KGaA ADR	227,329	12,430,350

		$29,492,428

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	261,820	$9,079,918
McDonald’s Corp.	301,347	21,012,926

		$30,092,844

Household Products — 2.8%
Colgate-Palmolive Co.	383,597	$30,296,491
Procter & Gamble Co.	270,006	16,513,567
Reckitt Benckiser Group PLC	96,161	4,714,880

		$51,524,938

Industrial Conglomerates — 3.0%
General Electric Co.	2,397,867	$38,653,616
Philips Electronics NV	175,039	5,441,428
Siemens AG	104,342	10,206,768

		$54,301,812

Insurance — 3.3%
Allianz SE	35,639	$4,138,749
Berkshire Hathaway, Inc., Class B(1)	102,062	7,973,083
Lincoln National Corp.	341,755	8,899,300
MetLife, Inc.	294,880	12,402,653
Prudential Financial, Inc.	235,505	13,492,082
Prudential PLC	698,928	6,082,322
Zurich Financial Services AG	24,762	5,778,881

		$58,767,070

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	166,748	$19,657,922

		$19,657,922

Internet Software & Services — 1.3%
Google, Inc., Class A(1)	49,420	$23,961,287

		$23,961,287

IT Services — 0.9%
MasterCard, Inc., Class A	76,889	$16,149,766

		$16,149,766

Machinery — 2.9%
Danaher Corp.	477,986	$18,359,442
Deere & Co.	207,679	13,848,036
Illinois Tool Works, Inc.	219,700	9,556,950
PACCAR, Inc.	225,909	10,351,150

		$52,115,578

Media — 0.9%
Comcast Corp., Class A	393,723	$7,665,787
Walt Disney Co. (The)	264,628	8,915,317

		$16,581,104

Metals & Mining — 3.3%
ArcelorMittal	79,303	$2,427,841
BHP Billiton, Ltd. ADR	290,376	20,973,859
Freeport-McMoRan Copper & Gold, Inc.	55,108	3,942,426
Goldcorp, Inc.	725,492	28,395,757
United States Steel Corp.	104,335	4,625,171

		$60,365,054

Security	Shares	Value
Multi-Utilities — 2.5%
PG&E Corp.	306,831	$13,623,297
Public Service Enterprise Group, Inc.	569,097	18,723,291
RWE AG	61,746	4,361,025
Sempra Energy	161,321	8,025,720

		$44,733,333

Multiline Retail — 0.4%
Target Corp.	150,078	$7,702,003

		$7,702,003

Office Electronics — 0.4%
Xerox Corp.	652,385	$6,354,230

		$6,354,230

Oil, Gas & Consumable Fuels — 9.5%
Apache Corp.	194,613	$18,601,110
Chevron Corp.	263,957	20,116,163
ConocoPhillips	226,745	12,520,859
ENI SpA	556,388	11,369,665
Exxon Mobil Corp.	359,407	21,449,410
Hess Corp.	338,213	18,124,835
Occidental Petroleum Corp.	199,235	15,526,384
Peabody Energy Corp.	211,458	9,547,329
Royal Dutch Shell PLC, Class B	654,993	17,304,438
Southwestern Energy Co.(1)	340,061	12,395,223
Statoil ASA	326,129	6,596,040
Total SA	165,960	8,377,915

		$171,929,371

Pharmaceuticals — 8.1%
Abbott Laboratories	385,475	$18,919,113
AstraZeneca PLC	131,580	6,597,408
Bayer AG	61,676	3,550,255
Bristol-Myers Squibb Co.	592,160	14,756,627
GlaxoSmithKline PLC	576,389	10,063,535
Johnson & Johnson	408,804	23,747,425
Merck & Co., Inc.	638,018	21,986,100
Novartis AG	196,909	9,572,369
Pfizer, Inc.	1,156,656	17,349,840
Sanofi-Aventis	170,845	9,931,643
Teva Pharmaceutical Industries, Ltd. ADR(1)	200,109	9,775,325

		$146,249,640

Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	74,082	$7,785,277
Boston Properties, Inc.	94,121	7,708,510

		$15,493,787

Road & Rail — 0.7%
CSX Corp.	229,308	$12,089,118

		$12,089,118

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	615,126	$12,671,596

		$12,671,596

Software — 3.1%
Microsoft Corp.	1,350,744	$34,862,703
Oracle Corp.	746,735	17,652,815
SAP AG	88,452	4,040,905

		$56,556,423

Security	Shares	Value
Specialty Retail — 3.6%
Best Buy Co., Inc.	458,485	$15,891,090
Gap, Inc. (The)	400,965	7,261,476
Hennes & Mauritz AB	225,608	7,111,644
Home Depot, Inc.	503,417	14,352,419
Staples, Inc.	612,496	12,452,044
TJX Companies, Inc. (The)	196,406	8,154,777

		$65,223,450

Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	44,842	$5,464,405
NIKE, Inc., Class B	242,421	17,851,882

		$23,316,287

Tobacco — 1.3%
British American Tobacco PLC	120,651	$4,150,976
Imperial Tobacco Group PLC	129,658	3,668,886
Philip Morris International, Inc.	304,921	15,563,168

		$23,383,030

Wireless Telecommunication Services — 1.3%
American Tower Corp., Class A(1)	198,599	$9,183,218
Rogers Communications, Inc., Class B	146,956	5,102,312
Vodafone Group PLC	4,260,992	9,935,312

		$24,220,842

Total Common Stocks (identified cost $1,797,034,706)		$1,810,316,122

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$14,381	$14,381,235

Total Short-Term Investments (identified cost $14,381,235)		$14,381,235

Total Investments — 100.8% (identified cost $1,811,415,941)		$1,824,697,357

Call Options Written — (1.0)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	4,115	$1,095	8/21/10	$(9,731,975)
S&P 500 Index	3,905	1,100	8/21/10	(8,063,825)

Total Call Options Written (premiums received $19,250,717)				$(17,795,800)

Other Assets, Less Liabilities — 0.2%				$3,624,315

Net Assets — 100.0%				$1,810,525,872

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $25,435 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	76.0%	$1,376,689,014
United Kingdom	5.1	92,913,836
Germany	3.8	68,274,579
Switzerland	3.6	65,998,449
France	2.0	35,744,628
Canada	1.9	33,498,069
Netherlands	1.5	26,433,341
Australia	1.2	20,973,859
Italy	0.8	14,904,505
Spain	0.8	14,418,049
Ireland	0.8	14,253,255
Norway	0.7	13,008,313
Brazil	0.7	12,310,000
Sweden	0.6	11,278,529
Israel	0.5	9,775,325
Panama	0.5	9,079,918
Finland	0.2	2,715,847
Luxembourg	0.1	2,427,841

Total Investments	100.8%	$1,824,697,357

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,811,879,132

Gross unrealized appreciation	$199,157,863
Gross unrealized depreciation	(186,339,638)

Net unrealized appreciation	$12,818,225

Written call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	9,070	$23,976,998
Options written	75,859	156,482,423
Options terminated in closing purchase transactions	(74,971)	(157,044,620)
Options expired	(1,938)	(4,164,084)

Outstanding, end of period	8,020	$19,250,717

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $17,795,800.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$149,997,561	$17,550,573		$—	$167,548,134
Consumer Staples	153,439,225	71,418,358		—	224,857,583
Energy	154,352,775	43,648,058		—	198,000,833
Financials	249,019,565	70,189,992		—	319,209,557
Health Care	181,513,281	39,715,210		—	221,228,491
Industrials	173,885,344	21,020,136		—	194,905,480
Information Technology	279,360,916	8,207,790		—	287,568,706
Materials	57,937,213	2,427,841		—	60,365,054
Telecommunication Services	48,840,448	9,935,312		—	58,775,760
Utilities	53,822,495	24,034,029		—	77,856,524

Total Common Stocks	$1,502,168,823	$308,147,299	*	$—	$1,810,316,122

Short-Term Investments	$—	$14,381,235		$—	$14,381,235

Total Investments	$1,502,168,823	$322,528,534		$—	$1,824,697,357

Liability Description

Call Options Written	$(17,795,800)	$—		$—	$(17,795,800)

Total	$(17,795,800)	$—		$—	$(17,795,800)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2010